OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2013	2014
Cost:

Know-how and patents	$4,723	$4,738
Technology	507	1,789
Customer relationships	416	686
Backlog	348	708

	5,994	7,921
Accumulated amortization:

Know-how and patents	4,607	4,606
Technology	90	327
Customer relationships	101	270
Backlog	301	546

	5,099	5,749

Impairment of technology and customer relationships	-	325

Other intangibles, net	$895	$1,847

Schedule of Amortization of Intangible Assets
December 31,

2015	$535
2016	282
2017	239
2018	229
2019 and thereafter	562
$1,847